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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        December 31, 2005
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 13, 2006
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        76
                                             ----------------------------

Form 13F Information Table Value Total:      $ 145,643
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   September 30, 2005


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES              COM    002824100      347     8800    SH            Sole                    8800
ADVANCED MICRO DEVICES           COM    007903107     952     31100    SH            Sole                   31100
ALTRIA GROUP, INC.               COM    02209s103    6183     82750    SH            Sole                   82750
AMERADA HESS                     COM    023551104     203      1600    SH            Sole                    1600
AMERICAN TOWER CORP              COM    029912201    2631     97100    SH            Sole                   97100
ANDREW CORP                      COM    034425108    1695    158000    SH            Sole                  158000
ANHEUSER BUSCH COS INC           COM    035229103     361      8400    SH            Sole                    8400
APPLE COMPUTER INC COM           COM    037833100    2336     32500    SH            Sole                   32500
BOSTON SCIENTIFIC CORP.          COM    101137107     245     10000    SH            Sole                   10000
BROADCOM CORP CL A               COM    111320107    2202     46700    SH            Sole                   46700
BROOKDALE SENIOR LIVING          COM    112463104    2546     85400    SH            Sole                   85400
CENTRAL EUROPEAN MEDIA ENT-A     COM    g20045202      79     16900    SH            Sole                   16900
CHICAGO BRIDGE & IRON-NY SHR     COM    167250109     905     35900    SH            Sole                   35900
CNET NETWORKS, INC.              COM    12613r104    1037     70600    SH            Sole                   70600
COMPTON PETROLEUM CORP.          COM    204940100     431     29300    SH            Sole                   29300
DEAN FOODS                       COM    242370104    2642     70166    SH            Sole                   70166
ENDO PHARMACEUTICALS             COM    29264f205    1555     51400    SH            Sole                   51400
FPL GROUP                        COM    302571104    1671     40200    SH            Sole                   40200
GENENTECH, INC.                  COM    368710406    2201     23800    SH            Sole                   23800
GLOBAL SANTAFE CORP.             COM    g3930e101     226      4700    SH            Sole                    4700
GOL LINHAS AERES INTL-ADR        COM    38045r107    1600     56700    SH            Sole                   56700
GOOGLE, INC.                     COM    38259p508    2334      5625    SH            Sole                    5625
HARSCO CORP.                     COM    415864107    1904     28200    SH            Sole                   28200
HEALTH MGMT ASSOCS., INC.-A      COM    421933102    2295    104500    SH            Sole                  104500
ICICI BANK-ADR                   COM    45104g104    1345     46700    SH            Sole                   46700
ISHARES MSCI JAPAN               COM    464286848     270     20000    SH            Sole                   20000
ITRON INC.                       COM    465741106     422     10550    SH            Sole                   10550
JOHNSON & JOHNSON                COM    478160104    2506     41700    SH            Sole                   41700
JOY GLOBAL, INC.                 COM    481165108     240      6000    SH            Sole                    6000
LOCKHEED MARTIN                  COM    539830109     255      4000    SH            Sole                    4000
MARKEL CORP.                     COM    570535104     285       900    SH            Sole                     900
METLIFE INC.                     COM    59156r108    4012     81875    SH            Sole                   81875
MITSUBISHI TOKYO FINAN ADR       COM    606822104    6823    498400    SH            Sole                  498400
MOTOROLA INC.                    COM    620076109    4887    216350    SH            Sole                  216350
MURPHY OIL CORP.                 COM    626717102     389      7200    SH            Sole                    7200
N. AMERICAN PALLADIUM LTD.       COM    656912102     855    101200    SH            Sole                  101200
NEKTAR THERAPUTICS               COM    640268108     230     14000    SH            Sole                   14000
NEWMONT MINING CORP.             COM    651639106     336      6300    SH            Sole                    6300
NICE SYSTEMS LTD-ADR             COM    653656108     327      6800    SH            Sole                    6800
NOMURA HOLDINGS ADR              COM    65535h208    3152    164000    SH            Sole                  164000
NORTEL NETWORKS CORP             COM    656568102    5546   1812300    SH            Sole                 1812300
ONVIA.COM                        COM    68338t403      87     21500    SH            Sole                   21500
PEPSICO INC.                     COM    713448108    5666     95900    SH            Sole                   95900
PG&E CORP.                       COM    721283109     722     44500    SH            Sole                   44500
POWERWAVE                        COM    739363109    5397    429350    SH            Sole                  429350
PPL CORP.                        COM    69351t106    2211     75200    SH            Sole                   75200
PROCTOR & GAMBLE                 COM    742718109    8480    146502    SH            Sole                  146502
PROGRESSIVE CORP.                COM    743315103     292      2500    SH            Sole                    2500
PSYCHIATRIC SOLUTIONS INC.       COM    74439h108    2250     38300    SH            Sole                   38300
QUALCOMM INC.                    COM    747525103    2872     66675    SH            Sole                   66675
REGEN BIOLOGICS INC.             COM    75884m104     335    368100    SH            Sole                  368100
RESTORATION HARDWARE             COM    760981100     349     58000    SH            Sole                   58000
SAIFUN SEMICONDUCTORS            COM    m8233p102    1492     47400    SH            Sole                   47400
SIRIUS SATELLITE RADIO           COM    82966u103     147     22000    SH            Sole                   22000
SOVEREIGN BANCORP, INC.          COM    845905108    2140     99000    SH            Sole                   99000
STILLWATER MINING COMPANY        COM    86074Q102    1280    110600    SH            Sole                  110600
SUNRISE SENIOR LIVING            COM    86768k106    7455    221150    SH            Sole                  221150
TANOX, INC.                      COM    87588q109    5435    332000    SH            Sole                  332000
THOMAS & BETTS CORP.             COM    884315102    1267     30200    SH            Sole                   30200
THOMAS EQUIPMENT                 COM    884400102     142     38300    SH            Sole                   38300
TIME WARNER, INC.                COM    887317105    2608    149566    SH            Sole                  149566
TOMMY HILFIGER CORP.             COM    G8915Z102    4317    265800    SH            Sole                  265800
TUCOWS, INC.                     COM    898697107     129    155800    SH            Sole                  155800
TURBOCHEF TECHNOLOGIES INC.      COM    900006206    7072    492450    SH            Sole                  492450
UNITED HEALTHCARE CORP           COM    91324p102    2590     41682    SH            Sole                   41682
UST CORP.                        COM    902911106     841     20600    SH            Sole                   20600
VARIAN MEDICAL SYSTEMS           COM    92220p105     503     10000    SH            Sole                   10000
WASHINGTON POST CL B             COM    939640108     344       450    SH            Sole                     450
WET SEAL, INC.-A                 COM    961840105    1689    380400    SH            Sole                  380400
WHOLE FOODS MARKET, INC.         COM    966837106     410      5300    SH            Sole                    5300
WILLIAMS COS, INC.               COM    969457100    1096     47300    SH            Sole                   47300
ZARLINK SEMICONDUCTOR            COM    989139100     511    249400    SH            Sole                  249400
ZYMOGENETICS INC.                COM    98985t109     359     21100    SH            Sole                   21100
DRL PUTS 1/21/2006  15.00        PUT    25811p8mc     253       616    SH    PUT     Sole                     616
IMH PUTS 1/21/2006  12.50        PUT    45254p9mv     325       957    SH    PUT     Sole                     957


REPORT SUMMARY                  76 DATA RECORDS    145643                  1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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